Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis	he fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Other[1]	Total
	(in thousands)
Assets:
Investments in equity[1,2]	$—	$—	$—	$54,448	$54,448
Total assets	$—	$—	$—	$54,448	$54,448
[1]Excludes investments in equity securities recorded at cost of $3.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Other[1]	Total
	(in thousands)
Assets:
Available for sale securities[3]	$1,954	$—	$—	$—	$1,954
Investments in equity[2]	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments[4]	—	2,411	—	—	2,411
Total liabilities	$—	$2,411	$—	$—	$2,411
[2]Certain investments qualify for the NAV practical expedient in ASC 820. Investments in equity consist of interests in funds and equity securities without readily determinable fair values. To determine the classification of investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2024 and December 31, 2023 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2024 and December 31, 2023 qualify for the NAV practical expedient. Any increases or decreases in fair value are recognized in net income in the period.

[3]Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.
[4]Represents the fair value of the interest rate caps and the interest rate swap.
Fair Value, Assets Measured on Recurring Basis	he fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Other[1]	Total
	(in thousands)
Assets:
Investments in equity[1,2]	$—	$—	$—	$54,448	$54,448
Total assets	$—	$—	$—	$54,448	$54,448
[1]Excludes investments in equity securities recorded at cost of $3.5 million which do not qualify for the NAV practical expedient.

As at December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Other[1]	Total
	(in thousands)
Assets:
Available for sale securities[3]	$1,954	$—	$—	$—	$1,954
Investments in equity[2]	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments[4]	—	2,411	—	—	2,411
Total liabilities	$—	$2,411	$—	$—	$2,411
[2]Certain investments qualify for the NAV practical expedient in ASC 820. Investments in equity consist of interests in funds and equity securities without readily determinable fair values. To determine the classification of investments in equity, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2024 and December 31, 2023 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2024 and December 31, 2023 qualify for the NAV practical expedient. Any increases or decreases in fair value are recognized in net income in the period.

[3]Represents the fair value of highly liquid investments with maturities greater than three months, a minimum "A-" rated fixed term deposit and are based on quoted market prices.
[4]Represents the fair value of the interest rate caps and the interest rate swap.